RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

NOTE 5 - RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Effective January 1, 2015, the Employers have elected to invest their matching contributions in a unitized stock fund which holds primarily Energy Services of America common stock. The Plan held 142,048 and 148,803 shares of Energy Services Unitized Stock Fund, or $5,278,292 and $8,334,536 in Energy Services Unitized Stock Fund at December 31, 2025 and 2024, respectively. During 2025, the Plan purchased 13,695 shares of Energy Services Unitized Stock Fund for an aggregate cost of $603,312 and sold 20,450 shares of Energy Services Unitized Stock Fund for proceeds of $877,498. In addition, participants may elect to direct the investment of other contributions, including their deferrals, to be invested in the Energy Services Unitized Stock Fund. Accordingly, these are related-party transactions. Fees incurred by the Plan for the investment management services are included in net depreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. In addition, the Employers pay directly any other fees related to the Plan’s operation and perform various administrative functions at no cost to the Plan. Notes receivable from participants also qualify as exempt party-in-interest transactions.